Capital Group Growth ETF
Investment portfolio
February 29, 2024
unaudited
Common stocks 98.68% Information technology 22.17%	Shares	Value (000)
Microsoft Corp.	693,241	$286,752
Broadcom, Inc.	105,282	136,918
NVIDIA Corp.	111,074	87,873
Salesforce, Inc.[1]	273,969	84,607
Shopify, Inc., Class A, subordinate voting shares[1]	785,925	60,021
ASML Holding NV (ADR)	33,698	32,070
ASML Holding NV	26,144	24,597
Cloudflare, Inc., Class A1	504,051	49,669
Synopsys, Inc.[1]	65,792	37,747
Apple, Inc.	195,687	35,370
MicroStrategy, Inc., Class A1	34,114	34,893
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	269,409	34,665
Intuit, Inc.	43,071	28,551
Motorola Solutions, Inc.	80,646	26,645
Applied Materials, Inc.	118,591	23,910
Micron Technology, Inc.	257,134	23,299
ServiceNow, Inc.[1]	28,561	22,030
Constellation Software, Inc.	6,083	16,936
Trimble, Inc.[1]	254,710	15,586
Intel Corp.	250,354	10,778
DocuSign, Inc.[1]	165,310	8,806
		1,081,723
Communication services 18.84%
Meta Platforms, Inc., Class A	938,420	459,948
Netflix, Inc.[1]	376,233	226,838
Alphabet, Inc., Class C1	699,010	97,707
Alphabet, Inc., Class A1	496,438	68,737
Snap, Inc., Class A, nonvoting shares[1]	1,821,747	20,076
Charter Communications, Inc., Class A1	59,854	17,593
Frontier Communications Parent, Inc.[1]	424,143	10,044
Take-Two Interactive Software, Inc.[1]	66,355	9,749
Pinterest, Inc., Class A1	230,999	8,478
		919,170
Consumer discretionary 13.87%
Tesla, Inc.[1]	895,918	180,868
Amazon.com, Inc.[1]	428,272	75,701
Home Depot, Inc.	154,635	58,856
DoorDash, Inc., Class A1	380,600	47,411
Chipotle Mexican Grill, Inc.[1]	16,524	44,429
Royal Caribbean Cruises, Ltd.[1]	296,107	36,525
Airbnb, Inc., Class A1	231,320	36,426
Tractor Supply Co.	126,605	32,198
Hermès International	10,601	26,501
D.R. Horton, Inc.	163,216	24,391
Capital Group Growth ETF — Page 1 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Floor & Decor Holdings, Inc., Class A1	141,566	$17,146
LVMH Moët Hennessy-Louis Vuitton SE	18,601	16,944
Norwegian Cruise Line Holdings, Ltd.[1]	759,663	14,730
Amadeus IT Group SA, Class A, non-registered shares	219,115	12,878
Aramark	413,499	12,541
NIKE, Inc., Class B	117,661	12,229
Darden Restaurants, Inc.	51,359	8,768
Burlington Stores, Inc.[1]	34,180	7,010
Etsy, Inc.[1]	87,846	6,298
VF Corp.	282,162	4,611
		676,461
Health care 13.70%
Regeneron Pharmaceuticals, Inc.[1]	128,209	123,861
Intuitive Surgical, Inc.[1]	264,895	102,143
UnitedHealth Group, Inc.	145,934	72,033
Vertex Pharmaceuticals, Inc.[1]	170,818	71,870
Eli Lilly and Co.	84,613	63,771
Thermo Fisher Scientific, Inc.	90,004	51,318
Centene Corp.[1]	366,818	28,770
Alnylam Pharmaceuticals, Inc.[1]	119,641	18,077
DexCom, Inc.[1]	140,548	16,173
Moderna, Inc.[1]	170,792	15,754
Mettler-Toledo International, Inc.[1]	10,440	13,021
Novo Nordisk AS, Class B	103,736	12,330
Molina Healthcare, Inc.[1]	29,434	11,594
Danaher Corp.	39,960	10,115
AstraZeneca PLC	76,735	9,670
Zoetis, Inc., Class A	48,503	9,620
Sarepta Therapeutics, Inc.[1]	74,080	9,475
Ascendis Pharma AS (ADR)[1]	60,748	8,976
Edwards Lifesciences Corp.[1]	102,308	8,683
R1 RCM, Inc.[1]	457,807	6,432
Guardant Health, Inc.[1]	241,767	4,594
		668,280
Industrials 11.60%
TransDigm Group, Inc.	68,448	80,614
Uber Technologies, Inc.[1]	988,432	78,580
Carrier Global Corp.	786,886	43,735
Jacobs Solutions, Inc.	240,872	35,324
Caterpillar, Inc.	99,116	33,101
United Rentals, Inc.	40,609	28,153
Ryanair Holdings PLC (ADR)	195,508	27,029
Airbus SE, non-registered shares	152,472	25,203
Equifax, Inc.	81,350	22,257
Old Dominion Freight Line, Inc.	42,821	18,947
MTU Aero Engines AG	77,185	18,545
General Electric Co.	105,787	16,597
Quanta Services, Inc.	66,637	16,093
Dayforce, Inc.[1]	228,587	15,946
Southwest Airlines Co.	458,075	15,698
Genpact, Ltd.	421,879	14,344
Ingersoll-Rand, Inc.	151,189	13,808
Axon Enterprise, Inc.[1]	41,053	12,618
Capital Group Growth ETF — Page 2 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Robert Half, Inc.	120,687	$9,703
Northrop Grumman Corp.	20,760	9,571
Core & Main, Inc., Class A1	198,957	9,496
United Airlines Holdings, Inc.[1]	199,532	9,077
Saia, Inc.[1]	10,458	6,018
Dun & Bradstreet Holdings, Inc.	541,062	5,703
		566,160
Financials 7.59%
Visa, Inc., Class A	382,508	108,112
Bank of America Corp.	1,271,808	43,903
Fiserv, Inc.[1]	277,563	41,432
Mastercard, Inc., Class A	85,010	40,359
KKR & Co., Inc.	253,208	24,880
Apollo Asset Management, Inc.	185,123	20,697
Block, Inc., Class A1	241,945	19,227
Toast, Inc., Class A1	654,547	15,055
Capital One Financial Corp.	108,984	14,997
MSCI, Inc.	22,074	12,383
Affirm Holdings, Inc., Class A1	272,241	10,214
Blue Owl Capital, Inc., Class A	567,351	10,190
Progressive Corp.	45,451	8,616
		370,065
Energy 4.17%
Halliburton Co.	1,439,550	50,485
Canadian Natural Resources, Ltd. (CAD denominated)	693,721	48,325
EOG Resources, Inc.	297,717	34,077
Schlumberger NV	674,557	32,601
Tourmaline Oil Corp.	384,431	17,398
EQT Corp.	363,700	13,512
ConocoPhillips	62,395	7,022
		203,420
Consumer staples 3.90%
Dollar Tree Stores, Inc.[1]	290,146	42,559
Performance Food Group Co.[1]	486,375	37,339
Dollar General Corp.	215,539	31,320
Target Corp.	204,065	31,206
Costco Wholesale Corp.	40,367	30,028
Kroger Co.	355,623	17,642
		190,094
Materials 1.67%
Wheaton Precious Metals Corp.	492,617	20,291
Grupo México, SAB de CV, Series B	3,488,523	16,935
Linde PLC	37,149	16,673
ATI, Inc.[1]	286,403	14,086
Olin Corp.	125,951	6,776
Albemarle Corp.	49,047	6,761
		81,522
Capital Group Growth ETF — Page 3 of 6

unaudited
Common stocks (continued) Utilities 0.73%	Shares	Value (000)
PG&E Corp.	1,373,440	$22,923
Constellation Energy Corp.	75,480	12,714
		35,637
Real estate 0.44%
Zillow Group, Inc., Class C, nonvoting shares[1]	386,140	21,682
Total common stocks (cost: $3,683,607,000)		4,814,214
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[2]	4,185	—[3]
Total rights & warrants (cost: $0)		—[3]
Short-term securities 0.73% Money market investments 0.73%
Capital Group Central Cash Fund 5.41%[4,5]	353,982	35,398
Total short-term securities (cost: $35,401,000)		35,398
Total investment securities 99.41% (cost: $3,719,008,000)		4,849,612
Other assets less liabilities 0.59%		28,869
Net assets 100.00%		$4,878,481
Investments in affiliates5

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 0.73%
Money market investments 0.73%
Capital Group Central Cash Fund 5.41%[4]	$40,029	$473,479	$478,109	$4	$(5)	$35,398	$1,881
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at February 29, 2024.
[5]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group Growth ETF — Page 4 of 6

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Growth ETF — Page 5 of 6

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,081,723	$—	$—	$1,081,723
Communication services	919,170	—	—	919,170
Consumer discretionary	676,461	—	—	676,461
Health care	668,280	—	—	668,280
Industrials	566,160	—	—	566,160
Financials	370,065	—	—	370,065
Energy	203,420	—	—	203,420
Consumer staples	190,094	—	—	190,094
Materials	81,522	—	—	81,522
Utilities	35,637	—	—	35,637
Real estate	21,682	—	—	21,682
Rights & warrants	—	—	—*	—*
Short-term securities	35,398	—	—	35,398
Total	$4,849,612	$—	$—*	$4,849,612
*	Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP3-302-0424O-S96501	Capital Group Growth ETF — Page 6 of 6